SHARE CAPITAL (Details Narrative) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Authorized shares	8,000,000,000	200,000,000
Paid up capital ordinary shares	132,425,321	132,425,321
Par value per share	$ 0.001	$ 0.001
Authorized shares unissued	7,867,574,679
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Paid up capital ordinary shares	92,932,850
Ordinary shares unissued	387,067,150
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Paid up capital ordinary shares	39,492,471
Ordinary shares unissued	7,480,507,529